UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Griffin Asset Management, Inc.
Address:  330 Madison Avenue
          New York, NY  10017

13F File Number:  28-3051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Stuttig
Title:      Corporate Secretary
Phone:      (212) 661-3636
Signature, Place and Date of Signing:

   Christine Stuttig     New York, New York          January 30, 2009

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     148

Form 13F Information Table Value Total:    $249,754


List of Other Included Managers:  None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Annaly Capital Mgmt Inc Pfd A  PFD              035710508     2202   115550 SH       SOLE                   115550
3M Company                     COM              88579Y101     2754    47871 SH       Sole                    47871
AT&T Inc                       COM              00206R102      613    21526 SH       Sole                    21526
Abbott Labs                    COM              002824100     4088    76593 SH       Sole                    76593
Allstate Corp.                 COM              020002101      398    12162 SH       Sole                    12162
                                                                21      644 SH       Other                                       644
Altria Group Inc.              COM              02209S103      155    10272 SH       Sole                    10272
American Express               COM              025816109      986    53149 SH       Sole                    53149
American Int'l Group           COM              026874107      106    67350 SH       Sole                    67350
Anadarko Petro Corp            COM              032511107      756    19610 SH       Sole                    19610
                                                                69     1800 SH       Other                                      1800
Apple Inc.                     COM              037833100      470     5505 SH       Sole                     5505
Atwood Oceanics                COM              050095100      958    62715 SH       Sole                    62715
Automatic Data Processing Inc. COM              053015103      783    19900 SH       Sole                    19900
BP Plc Spons Adr               COM              055622104     3641    77901 SH       Sole                    77901
Bank of America Corp.          COM              060505104      112     7958 SH       Sole                     7958
                                                                39     2800 SH       Other                                      2800
Bank of New York Mellon Corp.  COM              064058100     1480    52253 SH       Sole                    52253
Baxter International           COM              071813109     1769    33002 SH       Sole                    33002
Berkshire Hathaway Inc Cl A    COM              084670108     6086       63 SH       Sole                       63
Berkshire Hathaway Inc Cl B    COM              084670207     4329     1347 SH       Sole                     1347
                                                                32       10 SH       Other                                        10
Blackrock Munivest Fd          COM              09253R105      333    50000 SH       Other                                     50000
Boeing                         COM              097023105      515    12070 SH       Sole                    12070
Bombardier Inc. Cl B           COM              097751200       47    13000 SH       Sole                    13000
Bristol Myers Squibb           COM              110122108     5980   257223 SH       Sole                   257223
CVS Caremark Corp.             COM              126650100     6883   239485 SH       Sole                   239485
                                                                98     3400 SH       Other                                      3400
Chesapeake Energy Corp.        COM              165167107      170    10500 SH       Sole                    10500
Chevron Corp                   COM              166764100     2503    33842 SH       Sole                    33842
                                                                74     1000 SH       Other                                      1000
Cisco Sys Inc                  COM              17275R102     5998   367972 SH       Sole                   367972
                                                                68     4200 SH       Other                                      4200
Citigroup Inc.                 COM              172967101      591    88145 SH       Sole                    88145
                                                                12     1800 SH       Other                                      1800
Coca Cola                      COM              191216100     8686   191873 SH       Sole                   191873
                                                                45     1000 SH       Other                                      1000
Colgate Palmolive              COM              194162103      398     5800 SH       Sole                     5800
ConocoPhillips                 COM              20825C104     3227    62289 SH       Sole                    62289
Costco Wholesale               COM              22160k105      924    17600 SH       Sole                    17600
Devon Energy Corp New Com      COM              25179M103      666    10135 SH       Sole                    10135
                                                                53      800 SH       Other                                       800
Donaldson                      COM              257651109      204     6075 SH       Sole                     6075
DuPont E I De Nemours          COM              263534109      876    34638 SH       Sole                    34638
E M C Corp                     COM              268648102     4978   475415 SH       Sole                   475415
Emerson Elec                   COM              291011104     4637   126669 SH       Sole                   126669
Express Scripts Inc.           COM              302182100      311     5660 SH       Sole                     5660
Exxon Mobil Corp.              COM              30231G102    17441   218478 SH       Sole                   218478
                                                                84     1056 SH       Other                                      1056
Fortune Brands Inc.            COM              349631101     1131    27400 SH       Sole                    27400
General Electric               COM              369604103     8960   553098 SH       Sole                   553098
                                                                19     1200 SH       Other                                      1200
General Maritime Corp.         COM              Y2692M103      255    23600 SH       Sole                    23600
GlaxoSmithkline PLC Spnsrd ADR COM              37733W105      212     5675 SH       Sole                     5675
Google Inc.                    COM              38259P508     1892     6150 SH       Sole                     6150
                                                               138      450 SH       Other                                       450
Graco Inc.                     COM              384109104      450    18970 SH       Sole                    18970
HSBC Hldgs PLC Spon ADR        COM              404280406      460     9449 SH       Sole                     9449
                                                                40      812 SH       Other                                       812
Hewlett Packard Co             COM              428236103     2303    63468 SH       Sole                    63468
                                                                40     1100 SH       Other                                      1100
Home Depot                     COM              437076102     2791   121249 SH       Sole                   121249
                                                                36     1550 SH       Other                                      1550
Honeywell Intl. Inc.           COM              438516106     2547    77571 SH       Sole                    77571
                                                                39     1200 SH       Other                                      1200
Illinois Tool Works            COM              452308109      494    14080 SH       Sole                    14080
Int'l Bus Machines             COM              459200101     7989    94927 SH       Sole                    94927
                                                                84     1000 SH       Other                                      1000
Intel Corp                     COM              458140100      400    27301 SH       Sole                    27301
                                                                34     2300 SH       Other                                      2300
J P Morgan Chase & Co          COM              46625H100     3424   108587 SH       Sole                   108587
                                                                47     1480 SH       Other                                      1480
John Hancock Patriot Prem Div  COM              41013T105       76    10756 SH       Sole                    10756
Johnson & Johnson              COM              478160104    14005   234075 SH       Sole                   234075
Lilly Eli                      COM              532457108     1452    36062 SH       Sole                    36062
Lowes Companies                COM              548661107     4125   191697 SH       Sole                   191697
Masco Corp                     COM              574599106      566    50843 SH       Sole                    50843
McDonalds Corp                 COM              580135101     2098    33733 SH       Sole                    33733
Merck                          COM              589331107     2827    92988 SH       Sole                    92988
Microsoft Corp.                COM              594918104     1996   102700 SH       Sole                   102700
                                                                68     3500 SH       Other                                      3500
Morgan Stanley China A Share F COM              617468103      225    11000 SH       Sole                    11000
Nestle S A Sponsored Adr       COM              641069406     1229    31451 SH       Sole                    31451
Nokia Corp. Adr                COM              654902204      284    18200 SH       Sole                    18200
                                                                37     2400 SH       Other                                      2400
Nuveen Mult Curr S/T Gov Incom COM              67090N109      222    16000 SH       Sole                    16000
                                                               195    14000 SH       Other                                     14000
Odyne Corp.                    COM              67611R100        1    41675 SH       Sole                    41675
Oracle Corporation             COM              68389X105     5108   288126 SH       Sole                   288126
Pengrowth Energy Trust New     COM              706902509      122    16000 SH       Sole                    16000
Pepsico                        COM              713448108     5438    99291 SH       Sole                    99291
Petroleo Brasileiro S.A. Spon  COM              71654V408     1423    58100 SH       Sole                    58100
                                                                24     1000 SH       Other                                      1000
Pfizer                         COM              717081103     1297    73208 SH       Sole                    73208
Philip Morris Intl Inc         COM              718172109     2225    51145 SH       Sole                    51145
Pitney Bowes                   COM              724479100     2683   105300 SH       Sole                   105300
Plains Expl & Prodtn           COM              726505100     2496   107405 SH       Sole                   107405
Praxair Inc. Com               COM              74005p104     3734    62901 SH       Sole                    62901
                                                                59     1000 SH       Other                                      1000
Procter & Gamble               COM              742718109    13796   223161 SH       Sole                   223161
                                                                74     1200 SH       Other                                      1200
Royal Dutch Shell PLC          COM              780259206     1403    26496 SH       Sole                    26496
S P D R Tr. Unit Ser 1         COM              78462F103      241     2670 SH       Sole                     2670
Sasol Ltd ADR                  COM              803866300     3352   110505 SH       Sole                   110505
Schlumberger                   COM              806857108      720    17001 SH       Sole                    17001
                                                                68     1600 SH       Other                                      1600
Staples Inc                    COM              855030102      616    34400 SH       Sole                    34400
Sterling Resources             COM              858915101       29    75500 SH       Sole                    75500
Stratic Energy Corp            COM              862928108       78   653500 SH       Sole                   653500
Sun Microsystems Inc           COM              866810203      112    29350 SH       Sole                    29350
Sysco Corp.                    COM              871829107     1616    70445 SH       Sole                    70445
Target Corporation             COM              87612E106     2010    58203 SH       Sole                    58203
                                                                35     1000 SH       Other                                      1000
Tesco Plc Spons ADR            COM              881575302      182    11750 SH       Sole                    11750
Teva Pharmaceutical Ind        COM              881624209     7994   187795 SH       Sole                   187795
                                                                60     1400 SH       Other                                      1400
Texas Instruments              COM              882508104     2772   178605 SH       Sole                   178605
                                                                47     3000 SH       Other                                      3000
Unilever N V New York          COM              904784709      581    23675 SH       Sole                    23675
Unit Corp.                     COM              909218109      283    10600 SH       Sole                    10600
United Technologies Corp.      COM              913017109     5477   102189 SH       Sole                   102189
Verizon Communications         COM              92343V104     1405    41445 SH       Sole                    41445
Wal Mart Stores                COM              931142103     2629    46890 SH       Sole                    46890
Walgreen                       COM              931422109     3077   124734 SH       Sole                   124734
Wells Fargo & Co.              COM              949746101     3251   110275 SH       Sole                   110275
Wyeth                          COM              983024100     3882   103482 SH       Sole                   103482
iPath MSCI India Total Return  COM              06739F291      209     6600 SH       Sole                     6600
                                                               209     6600 SH       Other                                      6600
iShares Comex Gold             COM              464285105      823     9500 SH       Sole                     9500
                                                               823     9500 SH       Other                                      9500
iShares Lehman TIPS Bond Fund  COM              464287176      238     2400 SH       Sole                     2400
                                                               238     2400 SH       Other                                      2400
iShares MSCI Brazil            COM              464286400      238     6800 SH       Sole                     6800
                                                               175     5000 SH       Other                                      5000
iShares MSCI Hong Kong Index F COM              464286871      353    34000 SH       Sole                    34000
                                                               353    34000 SH       Other                                     34000
iShares MSCI Japan Index Fund  COM              464286848      268    28000 SH       Sole                    28000
                                                               268    28000 SH       Other                                     28000
iShares MSCI Pacific Index Fun COM              464286665      245     9300 SH       Sole                     9300
                                                               356    13500 SH       Other                                     13500
iShares Trust S&P Europe 350   COM              464287861      532    17100 SH       Sole                    17100
                                                               486    15600 SH       Other                                     15600
Fidelity Investment Grade Bond                  316146109       66 10325.748SH       Sole                10325.748
GAMCO Westwood Fds Equity Cl A                  361439102       80 11027.608SH       Sole                11027.608
Harbor Capital Appreciation Fd                  411511504      290 12428.661SH       Sole                12428.661
Mutual Qualified Fund Class Z                   628380206     1827 125202.832SH      Sole               125202.832
Templeton Foreign Fd Cl A                       880196209       44 10000.157SH       Sole                10000.157
Vanguard/Windsor Fd II Admiral                  922018304      392 11545.774SH       Sole                11545.774